Capital Surplus - Details of Capital Surplus (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Capital surplus [line items]
Beginning balance	$ 6,055,773
Ending balance	5,866,991	$ 187,025	$ 6,055,773
Capital surplus [member]
Capital surplus [line items]
Beginning balance	6,055,773		6,055,773	$ 6,055,773
Cancellation of treasury shares	(225,738)
Share-based payments	37,342
Treasury shares transfer to employees	(386)
Ending balance	5,866,991		6,055,773	6,055,773
Capital surplus [member] | Share premium [member]
Capital surplus [line items]
Beginning balance	6,043,483		6,043,483	6,043,483
Cancellation of treasury shares	(188,782)
Ending balance	5,854,701		6,043,483	6,043,483
Capital surplus [member] | Treasury shares [member]
Capital surplus [line items]
Cancellation of treasury shares	(36,956)
Treasury shares transfer to employees	36,956
Capital surplus [member] | Employee Share Options [Member]
Capital surplus [line items]
Share-based payments	37,342
Treasury shares transfer to employees	(37,342)
Capital surplus [member] | Others [member]
Capital surplus [line items]
Beginning balance	12,290		12,290	12,290
Ending balance	$ 12,290		$ 12,290	$ 12,290